Cover Page                                                               497(e)
                                                                      333-73121

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JANUARY 14, 2002, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


   Accumulator(R)
   Accumulator(R) Plus(SM)
   Accumulator(R) Select(SM)
   Accumulator(R) Elite(SM)
   Accumulator(R) Advisor(SM)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1.  NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectuses under "Fee table":

A. We anticipate making available the variable investment options described below on or about January 14, 2002, subject to state availability.




------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           expense       Expenses
                             (1)                   limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ ADVISORS TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
EQ/Alliance Quality Bond     0.53%         0.25%      0.06%        0.84%        High current     Alliance Capital
                                                                                income           Management, L.P.
                                                                                consistent with
                                                                                preservation of
                                                                                capital
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Capital Guardian          0.75%         0.25%     0.20%        1.20%         Long-term        Capital Guardian
International                                                                   growth of        Trust Company
                                                                                capital by
                                                                                investing
                                                                                primarily in
                                                                                non-United
                                                                                States equity
                                                                                securities
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/J.P. Morgan Core Bond     0.44%         0.25%     0.11%         0.80%        High total       J.P. Morgan
                                                                                return           Investment
                                                                                consistent with  Management, Inc.
                                                                                moderate risk
                                                                                of capital and
                                                                                maintenance of
                                                                                liquidity
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Lazard Small Cap          0.71%         0.25%    0.14%         1.10%         Capital          Lazard Asset
Value                                                                           appreciation     Management
-------------------------    ----------------------------------- -----------    ---------------- ----------------------
EQ/Putnam International      0.78%         0.25%      0.22%        1.25%        Capital          Putnam Investment
Equity                                                                          appreciation     Management, LLC
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
EQ/Putnam Investors          0.60%         0.25%      0.10%        0.95%        Long-term        Putnam Investment
Growth                                                                          growth of        Management, LLC
                                                                                capital and any
                                                                                increased
                                                                                income that
                                                                                results from
                                                                                this growth
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
PORTFOLIOS:
-------------------------    ------------- ------- ------------- ----------     ---------------- ----------------------
AXA Premier VIP Core        0.32%         0.25%   0.38%         0.95%           To seek a         BlackRock Advisors, Inc.
Bond                                                                            balance of a      Pacific Investment
                                                                                high current      Management Company, LLC
                                                                                income and        (PIMCO)
                                                                                capital
                                                                                appreciation,
                                                                                consistent with
                                                                                a prudent level
                                                                                of risk

-------------------------  ------------------------------------------------  ------------------------------------------


------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           expense       Expenses
                             (1)                   limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
(continued):
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA Premier VIP Health     1.20%         0.25%   0.40%         1.85%            Long-term growth  A I M Capital
Care                                                                            of capital        Management, Inc.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  Wellington Management
                                                                                                  Company, LLP
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            1.03%         0.25%    0.52%        1.80%            Long-term growth  Alliance Capital
International  Equity                                                           of capital        Management, L.P.
                                                                                                  through its
                                                                                                  Bernstein Investment
                                                                                                  Research and Management
                                                                                                  Unit
                                                                                                  Bank of Ireland
                                                                                                  Asset Management (U.S.)
                                                                                                  Limited
                                                                                                  Oppenheimer Funds,
                                                                                                  Inc.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Core Equity                                                                 of capital        Management, L.P.,
                                                                                                  through its Bernstein
                                                                                                  Investment Research
                                                                                                  and Management Unit
                                                                                                  Janus Capital
                                                                                                  Corporation
                                                                                                  Thornburg Investment
                                                                                                  Management, Inc.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Growth                                                                      of capital        Management, L.P.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  TCW Investment
                                                                                                  Management Company
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP Large      0.70%         0.25%   0.40%         1.35%            Long-term growth  Alliance Capital
Cap Value                                                                       of capital        Management, L.P.
                                                                                                  MFS Investment
                                                                                                  Management
                                                                                                  Institutional Capital
                                                                                                  Corporation
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            0.95%         0.25%   0.40%         1.60%            Long-term growth  Alliance Capital
Small/Mid Cap Growth                                                            of capital        Management, L.P.
                                                                                                  MFS Investment
                                                                                                  Management
                                                                                                  RS Investment
                                                                                                  Management, L.P.
-------------------------  ------------------------------------------------  ------------------------------------------
AXA Premier VIP            0.95%         0.25%   0.40%         1.60%            Long-term growth  AXA Rosenberg
Small/Mid Cap Value                                                             of capital        Investment
                                                                                                  Management, LLC
                                                                                                  The Boston Company
                                                                                                  Asset Management, LLC
                                                                                                  TCW Investment
                                                                                                  Management Company
-------------------------  ------------------------------------------------  ------------------------------------------


------------------------     ----------------------------------------------     ----------------------------------------
PORTFOLIO                    FEE TABLE INFORMATION:                             OTHER PORTFOLIO
NAME                         ANNUAL EXPENSES (AS A  PERCENTAGE                  INFORMATION
                             OF AVERAGE DAILY NET ASSETS IN
                             EACH PORTFOLIO)

-------------------------    ----------------------------------------------     ----------------------------------------
                             Management    12b-1   Other         Net            Objective         Investment
                             Fee (after    Fee(2)  Expenses      Total                            Adviser(5)
                             expense               (after        Annual
                             limitation)           expense       Expenses
                             (1)                   limitation)   (4)
                                                   (3)
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA PREMIER VIP TRUST
(continued):
-------------------------    ------------- ------- ------------- ----------     ----------------- ----------------------
AXA Premier VIP            1.20%         0.25%   0.40%         1.85%            Long-term growth  Alliance Capital
Technology                                                                      of capital        Management, L.P.
                                                                                                  Dresdner RCM Global
                                                                                                  Investors, LLC
                                                                                                  Firsthand Capital
                                                                                                  Management, Inc.

-------------------------  ------------------------------------------------  ------------------------------------------



(1) The management fee for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (4) for any expense limitation agreement information.
(2) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee can be increased in accordance with the terms of the Rule 12b-1 Plan and the Investment Company Act of 1940.
(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital for the Portfolios of AXA Premier VIP Trust was invested on December 31, 2001, "Other Expenses" shown for these Portfolios are estimated. See footnote
    (4) for any expense limitation agreement information.
(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective from May 1, 2001 (or the date initial seed capital was invested, if later) to April 30, 2002 for portfolios available through EQ Advisors Trust and to April 30, 2003 for portfolios available under AXA Premier VIP Trust. Under these agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information, see the prospectuses for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.

-----------------------------------------------------------------------------------------------------------------------------
                                          MANAGEMENT FEE (BEFORE ANY FEE WAIVERS     OTHER EXPENSES (BEFORE ANY FEE WAIVERS
             PORTFOLIO NAME                   AND/OR EXPENSE REIMBURSEMENTS)            AND/OR EXPENSE REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                0.53%                                     0.06%
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International       0.85%                                     0.20%
-----------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                0.45%                                     0.11%
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value               0.75%                                     0.14%
-----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity          0.85%                                     0.22%
-----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth              0.65%                                     0.10%
-----------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               0.60%                                     0.38%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             1.20%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    1.05%                                     0.52%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   0.90%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        0.90%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         0.90%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    1.10%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     1.10%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology              1.20%                                     0.40%
-----------------------------------------------------------------------------------------------------------------------------

(5) The investment results you achieve in each of these variable investment options will depend on the investment performance of the corresponding Portfolio of the Trusts that shares the same name as that option. The adviser(s) shown is the adviser(s) who makes the investment decisions for the Portfolio.

B. Examples with respect to the new variable investment options:

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. (1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have an annual administrative charge; (ii) the current charges under your contract are lower than the maximum charges used in the examples below; or (iii) your contract either does not have a surrender charge, has a lesser percentage surrender charge, or has a shorter surrender charge period than is used in the examples. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each Portfolio of each Trust in the table above for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



-----------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                               PERIOD SHOWN, THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                $ 109.92     $ 171.22     $ 206.09     $ 346.60
-----------------------------------------------------------------------------------------
EQ/Capital Guardian International       $ 113.85     $ 182.41     $ 225.27     $ 381.49
-----------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                $ 109.48     $ 169.97     $ 203.94     $ 342.64
-----------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value               $ 112.76     $ 179.31     $ 219.97     $ 371.93
-----------------------------------------------------------------------------------------
EQ/Putnam International Equity          $ 114.40     $ 183.96     $ 227.91     $ 386.23
-----------------------------------------------------------------------------------------
EQ/Putnam Investors Growth              $ 111.12     $ 174.65     $ 211.98     $ 357.40
-----------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 111.12     $ 174.65     $ 211.98     $ 357.40
-----------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 120.95     $ 202.41     $ 259.15     $ 441.28
-----------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 120.40     $ 200.88     $ 256.58     $ 436.82
-----------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 115.49     $ 187.05     $ 233.17     $ 395.65
-----------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 115.49     $ 187.05     $ 233.17     $ 395.65
-----------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 115.49     $ 187.05     $ 233.17     $ 395.65
-----------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 118.22     $ 194.75     $ 246.23     $ 418.76
-----------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 118.22     $ 194.75     $ 246.23     $ 418.76
-----------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 120.95     $ 202.41     $ 259.15     $ 441.28
-----------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
                                          EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------
                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                $ 29.92     $  94.34   $ 162.70     $ 346.60
-----------------------------------------------------------------------------------------
EQ/Capital Guardian International       $ 33.85     $ 105.51   $ 181.01     $ 381.49
-----------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                $ 29.48     $  93.09   $ 160.64     $ 342.64
-----------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value               $ 32.76     $ 102.41   $ 175.95     $ 371.93
-----------------------------------------------------------------------------------------
EQ/Putnam International Equity          $ 34.40     $ 107.05   $ 183.53     $ 386.23
-----------------------------------------------------------------------------------------
EQ/Putnam Investors Growth              $ 31.12     $  97.76   $ 168.32     $ 357.40
-----------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 31.12     $  97.76   $ 168.32     $ 357.40
-----------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 40.95     $ 125.46   $ 213.37     $ 441.28
-----------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 40.40     $ 123.94   $ 210.91     $ 436.82
-----------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 35.49     $ 110.14   $ 188.56     $ 395.65
-----------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 35.49     $ 110.14   $ 188.56     $ 395.65
-----------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 35.49     $ 110.14   $ 188.56     $ 395.65
-----------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 38.22     $ 117.82   $ 201.03     $ 418.76
-----------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 38.22     $ 117.82   $ 201.03     $ 418.76
-----------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 40.95     $ 125.46   $ 213.37     $ 441.28
-----------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000 or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."


2. NEW TRUST

The nine new AXA Premier VIP Portfolios are part of the AXA Premier VIP Trust. Accordingly, the following changes are made to each prospectus:

A. A new section is added to each prospectus following "About EQ Advisors Trust" as follows:

"About AXA Premier VIP Trust

AXA Premier VIP Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those advisers. AXA Premier VIP Trust commenced operations on December 31, 2001. The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trust, its Portfolio investment objectives, policy restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class IB/B shares, and other aspects of its operations appear in its prospectus attached at the end of this Supplement, or in its SAI which is available upon request."

B. The discussion in the section "About your voting rights" in each prospectus is amended to apply to AXA Premier VIP Trust in addition to EQ Advisors Trust.


3. APPLICABLE TO ACCUMULATOR, ACCUMULATOR PLUS, ACCUMULATOR SELECT, ACCUMULATOR ELITE ONLY:

All references to the 5% crediting rate with respect to the benefit base for the 5% roll up to age 80 guaranteed minimum death benefit and the guaranteed minimum income benefit are changed to 3% with respect to the EQ/Alliance Quality Bond and AXA Premier VIP Core Bond options.

4. TAX CHANGES

The information below under "Source of Contributions" and "Limitations on Contributions" is added to the charts appearing under "Contract Features and Benefits" in the prospectuses for contract types indicated below. We will apply these contribution limits regardless of any lower limit in your contract.



-----------------------------------------------------------------------------------------------------------
CONTRACT TYPE:              SOURCE OF CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
ROLLOVER IRA, FLEXIBLE      o Rollovers of after-tax funds
PREMIUM IRA, ROLLOVER IRA     from traditional IRAs, 403(b)
OR FLEXIBLE PREMIUM IRA       plans and qualified plans.
WITH ASSURED PAYMENT          (Consult your tax advisor
OPTION OR APO PLUS            regarding recordkeeping
                              requirements for rollovers of
                              after-tax contributions from
                              403(b) plans and qualified
                              plans.)
                            o Eligible rollover distributions
                              from governmental EDC
                              plans.
                            o For calendar year 2002,
                              additional "catch-up"
                              contributions.
-----------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUM ROTH IRA   o For the calendar year 2002,
                              additional regular catch-up
                              contributions.
-----------------------------------------------------------------------------------------------------------
ROLLOVER TSA                o Beginning in 2002, eligible
                              rollover distributions of
                              pre-tax funds from other
                              403(b) plans, qualified plans,
                              governmental EDC plans and
                              traditional IRAs.
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
CONTRACT TYPE:              LIMITATIONS ON CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
ROLLOVER IRA, FLEXIBLE      o Additional catch-up contributions totalling up to $500 can be made where
PREMIUM IRA, ROLLOVER IRA     the owner is at least age 50 but under age 701|M/2 at any time during 2002,
OR FLEXIBLE PREMIUM IRA       for the calendar year 2002. Consult your tax advisor for more information
WITH ASSURED PAYMENT          on catch-up contributions.
OPTION OR APO PLUS          o Total regular contributions may not exceed $2,000 for contributions for the calendar year 2001 and $3,000 for calendar year 2002.
-----------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUM ROTH IRA   o Additional catch-up contributions totalling up to $500 can be made where the owner is at least age 50 at any time during 2002, for the calendar year
                              2002. Consult your tax advisor for more information on catch-up contributions.
                            o Total regular contributions may not exceed $2,000 for contributions for the calendar year 2001 and $3,000 for calendar year 2002.
-----------------------------------------------------------------------------------------------------------
ROLLOVER TSA
-----------------------------------------------------------------------------------------------------------

                                                                               5
